  Institutional Class Prospectus Supplement


Morgan Stanley Institutional Fund Trust


 Supplement Dated June 24, 2003 to Institutional Class Prospectus Dated May 1, 2003

 Small Cap
 Growth Portfolio

--------------------------------------------------------------------------------
On June 5, 2003, the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust"), on behalf of the Small Cap Growth Portfolio (the "Portfolio"), approved an Agreement and Plan of Reorganization, by and between the Trust and Morgan Stanley Institutional Fund, Inc. (the "Company"), pursuant to which substantially all of the assets of the Portfolio would be combined with those of the Small Company Growth Portfolio, a portfolio of the Company, and pursuant to which shareholders of the Portfolio would become shareholders of the Small Company Growth Portfolio, receiving shares of the Small Company Growth Portfolio equal to the value of their holdings in the Portfolio (the "Reorganization"). Institutional Class shareholders will receive Class A shares, and Adviser Class shareholders will receive Class B shares, respectively, of the Small Company Growth Portfolio. Effective immediately, the Portfolio is closed to new investors.

The Reorganization is subject to the approval of the shareholders of the Portfolio, at a special meeting of shareholders currently scheduled to be held on or about September 23, 2003. A proxy statement formally detailing the proposal, the reasons for the Reorganization, and information concerning the Small Company Growth Portfolio will be distributed to shareholders of the Portfolio.

Please retain this supplement for future reference.

  Adviser Class Prospectus Supplement


Morgan Stanley Institutional Fund Trust

 Supplement Dated June 24, 2003 to Adviser Class Prospectus Dated May 1, 2003

 Small Cap Growth Portfolio

--------------------------------------------------------------------------------
On June 5, 2003, the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust"), on behalf of the Small Cap Growth Portfolio (the "Portfolio"), approved an Agreement and Plan of Reorganization, by and between the Trust and Morgan Stanley Institutional Fund, Inc. (the "Company"), pursuant to which substantially all of the assets of the Portfolio would be combined with those of the Small Company Growth Portfolio, a portfolio of the Company, and pursuant to which shareholders of the Portfolio would become shareholders of the Small Company Growth Portfolio, receiving shares of the Small Company Growth Portfolio equal to the value of their holdings in the Portfolio (the "Reorganization"). Institutional Class shareholders will receive Class A shares, and Adviser Class shareholders will receive Class B shares, respectively, of the Small Company Growth Portfolio. Effective immediately, the Portfolio is closed to new investors.

The Reorganization is subject to the approval of the shareholders of the Portfolio, at a special meeting of shareholders currently scheduled to be held on or about September 23, 2003. A proxy statement formally detailing the proposal, the reasons for the Reorganization, and information concerning the Small Company Growth Portfolio will be distributed to shareholders of the Portfolio.

In addition, the Adviser Class Prospectus is hereby amended and supplemented to reflect that the performance of the Small Cap Growth Portfolio as shown in the bar chart for the years 1999-2001 is that of the Institutional Class Shares and that of the Adviser Class Shares for the year 2002. The Adviser Class Prospectus is also hereby amended and supplemented to reflect the Small Cap Growth Portfolio's Adviser Class Shares' inception date and different high and low quarter information.

Accordingly, the first sentence of the third paragraph following the average annual total return table is hereby replaced by the following:

   The Adviser Class Shares commenced operations on January 10, 2001. The bar chart shows the Portfolio's Institutional Class Shares' performance for the years 1999-2001 and the Portfolio's Adviser Class Shares' performance for the year 2002. Had the Adviser Class been offered for the years 1999-2001, it would have had similar annual returns, but returns would have generally been lower as expenses of this class are higher. The table shows the Portfolio's Adviser Class Shares best and worst performance for a quarter and average annual total returns for the past 1 year period and since inception.

In addition, the current high and low quarter information is hereby replaced by the following:

                         High Quarter 12/31/02   5.68%
                         -----------------------------
                         Low Quarter   9/30/02 -18.24%

Lastly, the bar chart's reference to "June 30, 1998" and the table's reference to "6/30/98" as inception dates of the Portfolio's Adviser Class Shares are hereby replaced with "January 10, 2001" and "1/10/01," respectively.

Please retain this supplement for future reference.